Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Stockholders’ Equity Number of Shares	Stockholders’ equity as of December 31, 2023, 2022 and 2021 by number of shares, is as follows:
	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546